Financial Risk Management - Disclosure of Detailed Information About Interest Rate Risks of Transactions (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of Detailed Information About Interest Rate Risks of Transactions [Abstract]
Total borrowings and financing - in local currency	R$ (9,591,809)
Operations in foreign currency with derivatives related to CDI	(4,231,104) [1]
Short-term investments	3,865,319
Net exposure	R$ (9,957,594)

[1]	This refers to transactions involving derivatives related to CDI to hedge the borrowings and financing arrangements raised in foreign currency in Brazil.